Expense Example	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A 1 Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A 3 Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A 5 Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class A 10 Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class C 1 Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class C 3 Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class C 5 Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class C 10 Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class I 1 Year	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class I 3 Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class I 5 Years	Prospectus #1 Parametric TABS Short-Term Municipal Bond Fund Class I 10 Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A 1 Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A 3 Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A 5 Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class A 10 Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class C 1 Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class C 3 Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class C 5 Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class C 10 Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class I 1 Year	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class I 3 Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class I 5 Years	Prospectus #1 Parametric TABS Intermediate-Term Municipal Bond Fund Class I 10 Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A 1 Year	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A 3 Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A 5 Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class A 10 Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class C 1 Year	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class C 3 Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class C 5 Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class C 10 Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class I 1 Year	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class I 3 Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class I 5 Years	Prospectus #2 Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund Class I 10 Years	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class A 1 Year	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class A 3 Years	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class A 5 Years	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class A 10 Years	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class C 1 Year	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class C 3 Years	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class C 5 Years	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class C 10 Years	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class I 1 Year	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class I 3 Years	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class I 5 Years	Prospectus #2 Parametric TABS 10-to-20 Year Laddered Municipal Bond Fund Class I 10 Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A 1 Year	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A 3 Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A 5 Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class A 10 Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class C 1 Year	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class C 3 Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class C 5 Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class C 10 Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class I 1 Year	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class I 3 Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class I 5 Years	Prospectus #3 Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund Class I 10 Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class A 1 Year	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class A 3 Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class A 5 Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class A 10 Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class C 1 Year	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class C 3 Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class C 5 Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class C 10 Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class I 1 Year	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class I 3 Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class I 5 Years	Prospectus #4 Eaton Vance High Yield Municipal Income Fund Class I 10 Years
USD ($)	307	481	670	1,216	260	496	855	1,666	58	183	318	714	562	767	988	1,623	268	539	935	1,846	66	228	403	910	290	462	649	1,190	243	477	835	1,641	41	163	297	686	538	798	1,078	1,874	243	572	1,027	2,094	41	261	498	1,181	538	679	833	1,279	243	449	779	1,506	41	135	238	539	555	724	908	1,440	260	496	855	1,666	58	183	318	714